Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Net taxes recoverable	$ 17.1
Net taxes payable		17.9
Provision for income taxes	554.6	415.4	471.5
Interest Expense or Benefit
Income Taxes [Line Items]
Provision for income taxes	$ 0.2	$ 0	$ 0